Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Weighted average interest rates	0.53%
Contract liabilities under deferred revenues	$ 3,888	$ 2,490
Revenues	853
Revenues included in contract liabilities	$ 507
Percentage of deposits on monthly salary	8.33%
Severance pay expense	$ 53	$ 46	$ 42
Maximum percentage of realization on ultimate settlement	50.00%
Total number of shares subject to outstanding unlisted options (in Shares)	18,422,700	11,923,400	2,673,400